Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended								12 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	1 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2010	Mar. 22, 2010	Mar. 31, 2014 Letters of Credit [Member]	Sep. 30, 2013 Letters of Credit [Member]	Sep. 30, 2013 Period One [Member]	Sep. 30, 2013 Period Two [Member]	Dec. 31, 2013 Subsequent Event [Member]	Sep. 30, 2013 Eurodollar Base Rate [Member] Letters of Credit [Member]	Mar. 31, 2014 Revolving Credit Facility [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	Feb. 24, 2014 Revolving Credit Facility [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Short-Term Swing Line Loans [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Minimum [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Letters of Credit [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Letters of Credit [Member]	May 02, 2014 Revolving Credit Facility [Member] Subsequent Event [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Eurodollar Interest Rate [Member]	Mar. 31, 2014 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] Alternate Base Rate [Member]	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 22, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2010 Secured Notes and Warrants [Member] Unit	Mar. 31, 2014 Secured Notes and Warrants [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member]	Sep. 30, 2012 Secured Notes and Warrants [Member]	Mar. 31, 2014 Secured Notes and Warrants [Member] Maximum [Member]	Sep. 30, 2013 Secured Notes and Warrants [Member] Maximum [Member]	Jul. 31, 2013 Unsecured Notes [Member]	Jun. 30, 2013 Unsecured Notes [Member]	Jun. 30, 2011 Unsecured Notes [Member]	Nov. 30, 2010 Unsecured Notes [Member]	Mar. 31, 2014 Unsecured Notes [Member]	Sep. 30, 2013 Unsecured Notes [Member]	Sep. 30, 2012 Unsecured Notes [Member]	Sep. 30, 2011 Unsecured Notes [Member]	Feb. 28, 2007 Unsecured Notes [Member]	Mar. 31, 2014 Unsecured Notes [Member] Maximum [Member]	Sep. 30, 2013 Unsecured Notes [Member] Maximum [Member]	Mar. 31, 2014 PIK Interest Notes Issued [Member]	Sep. 30, 2013 PIK Interest Notes Issued [Member]
Debt Instrument [Line Items]
Revolving credit facility outstanding																	$ 35,000,000
Face value of outstanding notes	310,000,000		310,000,000		310,000,000																											333,086,000	329,788,000	323,293,000							235,000,000	235,000,000	245,000,000					23,100,000	19,800,000
Credit limit, maximum capacity	30,000,000		30,000,000											30,000,000					5,000,000	5,000,000			35,000,000	35,000,000
Revolving credit facility	0		0		0					4,000,000	4,000,000							10,000,000
Interest rate															6.00%						8.50%	8.50%				2.50%	3.50%	3.50%
Interest rate spread basis points																									6.00%	6.00%	5.00%	5.00%
Interest rate description																The minimum Eurodollar interest rate was 2.5% plus 600 basis points	The minimum Eurodollar interest rate is 2.5% plus 600 basis points
Line of credit facility alternate base rate description																The minimum alternate base rate was 3.5% plus 500 basis points	The minimum alternate base rate is 3.5% plus 500 basis points
Commitment fee, basis points			1.75%		1.75%										0.25%
Commitment fee, amount	107,000	131,000	232,000	273,000	533,000	559,000
Line of credit facility restrictive covenants EBITDA amount	65,500,000		65,500,000									63,000,000	65,500,000
Line of credit facility restrictive covenants, period			Through August 22, 2014										through August 22, 2014
Percentage of loan by syndicate lenders																50.00%	50.00%
Capital expenditures covenants																8,000,000	8,000,000
Incurrence of a civil or criminal liability	5,000,000		5,000,000		5,000,000
Net proceeds from an underwritten public offering																	35,000,000
Ownership percentage for control																	51.00%
Outstanding equity interests																	37.50%
Long-term debt, private units value								310,000,000																																					250,000,000
Number of units issued																													310,000	310,000	310,000
Debt instrument interest rate stated percentage																															12.00%	12.00%	12.00%								10.25%	10.25%			10.25%
Common shares called by each warrant									1.9439																						1.9439
Each note face value									1,000																						1,000
Debt instrument cash interest rate percentage																															10.00%
Debt instrument paid-in-kind interest rate percentage																															2.00%
Interest on overdue principal			13.00%		13.00%																																				11.25%	11.25%
Debt instrument, maturity date																																Nov. 01, 2014	Nov. 01, 2014								Feb. 01, 2015	Feb. 01, 2015
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, requirement																																Greater than 2.0 to 1.0	Greater than 2.0 to 1.0								Greater than 2.0 to 1.0	Greater than 2.0 to 1.0
Ratio of trailing twelve month Adjusted EBITDA to trailing twelve month consolidated interest expense, actual																																0.85 to 1.0	0.91 to 1.0	0.93 to 1.0							0.85 to 1.0	0.91 to 1.0	0.93 to 1.0
Our ratio of Adjusted EBITDA																																65,100,000	69,000,000	69,300,000							65,100,000	69,000,000	69,300,000
Consolidated Interest Expense																																76,500,000	75,700,000	74,900,000
Debt covenant amount debt pursuant to certain agreements																																25,000,000	25,000,000								360,000,000	360,000,000
Debt covenants amount for capital expenditures																																25,000,000	25,000,000								25,000,000	25,000,000
Debt covenants amount for capital expenditures as percentage of assets																																2.50%	2.50%								2.50%	2.50%
Debt covenant amount permitted subordinated debt																																									35,000,000	35,000,000
Other debt covenants amount																																20,000,000	20,000,000								35,000,000	35,000,000
Debt covenant exemption																																If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense								If Adjusted EBITDA is at least two times Consolidated Interest Expense	If Adjusted EBITDA is at least two times Consolidated Interest Expense
Debt covenant above required threshold exemption																																Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0								Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay	Even if Adjusted EBITDA to Consolidated Interest Expense is not greater than 2.0 to 1.0, we may make or pay
Long-term incentive plan payments annual cap																																3,000,000	3,000,000
Acquisition or retirement for value debt covenants amount																																														10,000,000	10,000,000
Other payments covenant amount																																			10,000,000	10,000,000					30,000,000	30,000,000
Debt default acceleration limit for other debt																																30,000,000	30,000,000								30,000,000	30,000,000
Judgment for payment against company or any material subsidiary																																30,000,000	30,000,000								30,000,000	30,000,000
Period of judgment for payment against company or any material subsidiary																																60 days	60 days								60 days	60 days
Unsecured debt redemption price as percentage of principal in case of change in control																																101.00%	101.00%								101.00%	101.00%
Minimum voting power required for change in control purpose																																35.00%	35.00%								35.00%	35.00%
Debt instrument redemption occasion																																From April 1, 2013 through September 30, 2013	From April 1, 2013 through September 30, 2013
Debt instrument redemption price percentage																																105.00%	105.00%
Debt instrument redemption price percentage																																103.00%	103.00%
Debt instrument repurchase amount																																									15,000,000	15,000,000
Debt instrument repurchase amount																																					5,000,000	5,000,000	3,000,000	2,000,000
Gains (Losses) on Extinguishment of Debt					3,913,000		939,000																																			3,900,000	0	939,000
Minimum Adjusted EBITDA to consolidated interest expense ratio to maintain under covenants																																									2.0	2.0
Adjusted EBITDA to Consolidated Interest Expense ratio																																0.84	0.91								0.84	0.91	0.93
Consolidated Interest Expense	19,710,000	18,913,000	38,658,000	37,832,000	75,700,000	74,934,000	73,919,000																																		76,500,000	75,700,000	74,900,000
Debt covenant amount permitted transactions with ESOP																																									25,000,000	25,000,000
Senior notes refinancing cost			$ 600,000,000		$ 600,000,000